Marketable securities and other investments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, plant and equipment
Marketable Securities
	June 30, 2022			December 31, 2021
Description of Securities	Brokerage Account	Other Securities	Total	Brokerage Account	Other Securities	Total
Cost	$18,169,580	$120,000	$18,289,580	$10,428,724	$120,800	$10,549,524
Gross Unrealized Gains	-	-	-	-	-	-
Gross Unrealized Losses	(1,853,728)	(110,700)	(1,964,428)	(840,881)	(89,900)	(930,781)
Fair Value	$16,315,852	$9,300	$16,325,152	$9,587,843	$30,900	$9,618,743

	2021			2020
Description of Securities	Brokerage Account	Other Securities	Total	Brokerage Account	Other Securities	Total

Cost	$10,428,724	$120,800	$10,549,524	$3,000,000	$200,000	$3,200,000
Gross Unrealized Gains	-	-	-	-	57,000	57,000
Gross Unrealized Losses	(840,881)	(89,900)	(930,781)	(7,290)	-	(7,290)

Fair Value	$9,587,843	$30,900	$9,618,743	$2,992,710	$257,000	$3,249,710